Discontinued operations - Assets and liabilities included in disposal groups and effect of disposal on the financial position of the Group (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations
Property and equipment	$ (627)	$ (1,352)		$ (171)
Intangible assets	(15,553)	(266)		(76)
Right-of-use assets	(1,622)	(2,050)	$ (1,921)	(1,044)	$ (71)
Trade and other receivables	(46,229)	(45,087)		(32,974)
Cash and cash equivalents	(91,378)	(142,802)		(84,557)	(17,565)	$ (3,073)
Prepaid tax	(3,444)	(3,137)		(3,137)
Total assets included in disposal group classified as held for sale	373,254	312,983		211,554
Outstanding debt				49	4,028	$ 45
Lease liabilities	1,303	1,934	$ 1,842	1,111	$ 70
Trade and other payables	18,989	26,573		17,214
Tax liability	3,661	814		306
Total liabilities	478,452	$ 474,031		$ 313,462
Discontinued operations
Discontinued operations
Property and equipment	(1,078)
Intangible assets	(197)
Right-of-use assets	(660)
Deferred tax assets	(42)
Trade and other receivables	(3,978)
Cash and cash equivalents	(7,699)
Prepaid tax	(122)
Total assets included in disposal group classified as held for sale	13,776
Outstanding debt	163
Lease liabilities	665
Trade and other payables	10,452
Tax liability	62
Total liabilities	11,342
Net assets and liabilities	2,434
Elimination of intra-group loans and payables	(7,753)
Net assets and liabilities	10,187
Consideration received in cash	9
Cash and cash equivalents disposed of	(7,699)
Net cash outflow	$ (7,690)